Error Corrections Comprehensive Income Impact (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended												6 Months Ended				9 Months Ended				12 Months Ended
	Mar. 31, 2012		Dec. 31, 2011		Oct. 01, 2011		Apr. 02, 2011		Jan. 01, 2011		Oct. 02, 2010		Dec. 31, 2011		Jan. 01, 2011		Mar. 31, 2012		Apr. 02, 2011		Jun. 30, 2012	Jul. 02, 2011		Jul. 03, 2010
Comprehensive Income
Net Income (loss)	$ (3)		$ 470		$ (218)		$ 150		$ 838		$ 197		$ 252		$ 1,035		$ 249		$ 1,185		$ 848	$ 1,272		$ 539
Translation adjustments, net of tax	192		16		(133)		127		(40)		191		(117)		151		75		278		(23)	325		(85)
Net unrealized gain (loss) on qualifying cash flow hedges, net of tax	(2)		(9)		(1)		5		14				(10)		14		(12)		19			7		8
Pension/Postretirement activity, net of tax	(8)		(12)		10		(26)		40		(29)		(2)		11		(10)		(15)		(21)	317		(235)
Other comprehensive income activity, net of tax																								2
Comprehensive income	179		465		(342)		256		852		359		123		1,211		302		1,467		806	1,921		229
Scenario, Previously Reported
Comprehensive Income
Net Income (loss)	(2)	[1],[2],[3]	469	[1],[4]	(215)	[1],[5]	156	[1],[3]	833	[1],[4]	194	[1],[2],[5]	254	[1],[4]	1,027	[1],[4]	252	[1],[3]	1,183	[1],[3]		1,296	[1],[6]	527	[1],[6]
Translation adjustments, net of tax	193	[1],[2]	14	[1]	(142)	[1]	129	[1]	(39)	[1]	193	[1],[2]	(128)	[1]	154	[1]	65	[1]	283	[1]		332	[1]	(82)	[1]
Net unrealized gain (loss) on qualifying cash flow hedges, net of tax	(2)	[1],[2]	(9)	[1]	(1)	[1]	5	[1]	14	[1]			(10)	[1]	14	[1]	(12)	[1]	19	[1]		7	[1]	8	[1]
Pension/Postretirement activity, net of tax	(8)	[1],[2]	(12)	[1]	10	[1]	(26)	[1]	40	[1]	(29)	[1],[2]	(2)	[1]	11	[1]	(10)	[1]	(15)	[1]		317	[1]	(235)	[1]
Other comprehensive income activity, net of tax																								2	[1]
Comprehensive income	$ 181	[1],[2]	$ 462	[1]	$ (348)	[1]	$ 264	[1]	$ 848	[1]	$ 358	[1],[2]	$ 114	[1]	$ 1,206	[1]	$ 295	[1]	$ 1,470	[1]		$ 1,952	[1]	$ 220	[1]

[1]	Amounts represent the balances as originally reported in the company's filings for the respective period ends.
[2]	The historical market prices have been adjusted to reflect the impact of the spin-off of the international coffee and tea business and a 1-for-5 reverse stock split on June 28, 2012. A portion of the original market price was allocated to Hillshire Brands (approximately 30%) and a portion to the international coffee and tea business (approximately 70%) based on the same percentages to be used to allocate the cost of a share of common stock for tax basis purposes. After the market price attributable to Hillshire Brands was determined, it was adjusted to reflect the 1-for-5 reverse stock split.
[3]	Amounts as reported in the company's financial statements in its Quarterly Report on Form 10-Q for the quarter ended March 31, 2012
[4]	Amounts as reported in the company's financial statements in its Quarterly Report on Form 10-Q for the quarter ended December 31, 2011
[5]	Amounts as reported in the company's financial statements in its Quarterly Report on Form 10-Q for the quarter ended October 1, 2011
[6]	Amounts as reported in the company's financial statements as included in its Annual Report on Form 10-K for the year ended July 2, 2011